MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 16:-	MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

a.
The Company manages its business on the basis of one reportable segment. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280"). The following is a summary of revenue and long-lived assets (including Property, plant and equipment, intangible assets and operating lease right-of-use assets) by geographic area. Revenues are attributed to geographic areas based on the location of end customers.

The following table presents total revenues for the years ended December 31, 2022, 2021 and 2020, respectively:

	Year ended December 31,
	2022	2021	2020

USA	$342,293	$305,353	$207,496
Canada	93,377	84,467	72,492
Latin America	4,481	4,702	2,149
Australia	116,284	118,714	103,587
Asia	34,607	30,390	14,566
EMEA	63,320	60,836	45,201
Israel	36,444	39,430	40,921

	$690,806	$643,892	$486,412
No customer represented 10% or more of the Company’s total revenues for the years ended December 31, 2022, 2021 and 2020.

b.	The following table presents total long-lived assets as of December 31, 2022 and 2021:

	December 31,
	2022	2021

USA	$149,173	$156,998
Canada	3,292	4,413
Australia	10,337	13,143
Asia	24,353	28,453
EMEA	8,488	7,626
Israel	126,564	174,796

	$322,207	$385,429